Subsequent Events (Details) (USD $)	12 Months Ended		10 Months Ended	0 Months Ended
	Dec. 31, 2012	Oct. 31, 2013	Oct. 31, 2013 Hydrocarb Energy Corporation [Member]	Dec. 03, 2013 Subsequent Event [Member] Kent Watts [Member] Series A Preferred Stock [Member]	Dec. 09, 2013 Subsequent Event [Member] Hydrocarb Energy Corporation [Member] Series A Preferred Stock [Member]	Dec. 04, 2013 Subsequent Event [Member] Hydrocarb Energy Corporation [Member] Common Stock [Member]	Dec. 09, 2013 Subsequent Event [Member] Hydrocarb Energy Corporation [Member] Common Stock [Member]
Subsequent Event [Line Items]
Shares issued (in shares)			1,859,879	3,963		1,859,879
Shares issued, amount	$ 1,690,000		$ 3,589,567	$ 1,585,200		$ 1,859,879
Preferred stock, stated value (in dollars per share)	$ 400	$ 400		$ 400
Preferred stock, $400 par value, 10,000 shares authorized, 4,225 shares issued and outstanding at October 31, 2013 and December 31, 2012	$ 1,690,000	$ 1,690,000		$ 1,585,200
Period under which purchase price of stock to be paid						7 days
Period under which purchase price of stock to be paid within six month anniversary						60 days
Stock exchanged during period (in shares)					8,188		25,190,000